General and Administrative Expenses-Related Party (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Administration Expenses Related Party Disclosure [Abstract]
Office rental	$ 402	$ 603	$ 697
Total	$ 402	$ 603	$ 697